Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 18, 2020
Significant Accounting Policies (Details) [Line Items]
Warrant liability (in Dollars)		$ 2,205		$ 29,841
Gain on remeasurement of warrant liability (in Dollars)		(16,856)	$ (10,780)
Allowance for doubtful accounts (in Dollars)		$ 917
Variable number of shares, percentage	90.00%
Income tax percentage		50.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Investee voting percentage		20.00%
Minimum [Member] | Restricted Stock Units (RSUs), Market-Based [Member]
Significant Accounting Policies (Details) [Line Items]
Expected life (in years)		1 year 3 months 18 days
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Investee voting percentage		50.00%
Maximum [Member] | Restricted Stock Units (RSUs), Market-Based [Member]
Significant Accounting Policies (Details) [Line Items]
Expected life (in years)		3 years 9 months 18 days
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Warrant, outstanding (in Shares)		12,877,361		13,000,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Warrant, outstanding (in Shares)				4,900,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		43.00%	74.00%